Financial instruments - Categories of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 221,481	$ 102,772	$ 40,240
Financial liabilities	34,357	17,226	34,103
Contingent consideration liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities			19,140
Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	10,302
Warrant liability
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,055
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	160	292	116
Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,803	8,595	9,490
Accrued expenses
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	20,037	8,339	5,247
Other current liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities			110
Financial liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	12,357	0	19,140
Financial liabilities at fair value through profit or loss | Contingent consideration liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities			19,140
Financial liabilities at fair value through profit or loss | Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	10,302
Financial liabilities at fair value through profit or loss | Warrant liability
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,055
Financial liabilities at fair value through profit or loss | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0	0
Financial liabilities at fair value through profit or loss | Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0	0
Financial liabilities at fair value through profit or loss | Accrued expenses
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0	0
Financial liabilities at fair value through profit or loss | Other current liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities			0
Financial liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	22,000	17,226	14,963
Financial liabilities at amortized cost | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	160	292	116
Financial liabilities at amortized cost | Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,803	8,595	9,490
Financial liabilities at amortized cost | Accrued expenses
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	20,037	8,339	5,247
Financial liabilities at amortized cost | Other current liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities			110
Financial assets at amortized cost (incl. Cash and cash equivalents)
Disclosure of detailed information about financial instruments [line items]
Financial assets	221,481	102,772	40,240
Financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	61	61	64
Financial assets | Financial assets at amortized cost (incl. Cash and cash equivalents)
Disclosure of detailed information about financial instruments [line items]
Financial assets	61	61	64
Other current assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	4	4	4
Other current assets | Financial assets at amortized cost (incl. Cash and cash equivalents)
Disclosure of detailed information about financial instruments [line items]
Financial assets	4	4	4
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	221,416	102,707	40,172
Cash and cash equivalents | Financial assets at amortized cost (incl. Cash and cash equivalents)
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 221,416	$ 102,707	$ 40,172